UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21418

Ancora Trust

(Exact name of registrant as specified in charter)

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

(Address of principal executive offices)(Zip code)

Richard A. Barone

c/o Ancora Trust

6060 Parkland Boulevard, Suite 000

Cleveland, Ohio 44124

(Name and address of agent for service)

Copies to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Avenue East

Cleveland, Ohio 44114

Registrant's telephone number, including area code: 216-825-4000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

INTRODUCTION

TABLE OF CONTENTS

INTRODUCTION INCLUDING SHAREHOLDER LETTER……….………....…..….1

ANCORA INCOME FUND……….……………………………………………………….……..5

 ANCORA/THELEN SMALL-MID CAP FUND…………….……………………….…....9

ANCORA MICROCAP FUND…………….………….….……..……………………….…….16

ANCORA SPECIAL OPPORTUNITY FUND….……….…………….……………….….23

FINANCIAL REVIEW…..………………………………………...............................………..28

FUND EXPENSES………………………………..……………………………….….…....…….57

TRUSTEES & OFFICERS & SERVICE PROVIDERS.………….….….......................60

1-866-6-ANCORA

Please feel free to dial our toll-free number to speak directly to a knowledgeable representative who can answer any questions or assist you with any issues concerning your account.

www.ancorafunds.com

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ancora Funds. Investors should carefully consider before investing each Fund’s investment objective, risks and expenses. For a prospectus, which contains that information and more information about each Fund, please call 866-626-2672 or visit our website at www.ancorafunds.com. Please read it carefully before you invest or send money.

INTRODUCTION

LETTER TO SHAREHOLDERS

Dear Shareholder:

As we pass the midpoint of 2015, the stock market appears to be struggling to hold onto the highs it achieved in December 2014. Fewer and fewer stocks are able to maintain upward momentum while many stocks with excellent prospects going forward appear to be in clear downtrends.

General Motors is a case in point as of press time. After reaching a high of $38 in March, the shares are struggling to hold above the $30 level as of press time, in spite of 15% earnings growth projections going forward, and a price to earnings multiple under 6 times by 2017.

The bond market seems to be in the same kind of bind. Every time it appears yields are moving up, and bond prices are moving down, pressure from foreign markets and slow growth projections here at home seem to pull in the opposite direction. Even across the entire credit structure, high quality bonds seem to be holding their own, while lesser quality bonds appear to be in cyclical downtrends.

The conventional wisdom would suggest that a market which spins its wheels near the top of a trading range eventually breaks out to the upside, and as more and more market gurus turn bearish – another signal that the market may soon regain its upward climb – Ancora managers remain cautious but consistent in their search for value, looking to take advantage of opportunities when they appear.

ANCORA INCOME FUND

The Ancora Income Fund had a good first six months of 2015 relative to other Funds in its category. Total return came in at 1.83% for the Class I shares and 1.54% for the Class C shares versus a loss of 0.10% for the Barclay’s Aggregate Bond Index for the same period.

High quality long maturity bonds, within the fund, such as those issued by Torchmark Corp., Affiliated Managers Group, Inc. as well as preferred shares of various Gabelli Closed-End Funds all performed well, as did the shorter maturity securities which we have been accumulating throughout the first half of 2015. Less than investment grade bonds had a rough time, however, and the small amount we own declined, albeit by a very modest amount. The area which seemed to bear the brunt of the decline was the common shares of closed-end funds as the discounts to net asset values continued to widen. Since there was no apparent reason for the decline, the fund continued to add to established positions and have taken on new positions as opportunities presented themselves.

We ended the first half with about 6% in cash. As we moved into the third quarter the fund continued to add closed-end funds to the portfolio at what appears to be historically terrific values.

INTRODUCTION

LETTER TO SHAREHOLDERS (CONTINUED)

ANCORA/THELEN SMALL-MID CAP FUND

The Ancora/Thelen Small Mid Cap Fund finished the first half of 2015 with a gain of about 1% for both the Class I and Class C shares compared to the Russell 2500 Index which was up 4.81%.

The Consumer Staples, Industrials and Utilities sectors outperformed during the period. Consumer Staples were led by strong performance in SpartanNash, Inc., Post Holdings, Inc., and White Wave Foods Co. with appreciations between 25% and 42% during the first six months of 2015.  Strong performance in the Industrial sector was led by Exelis, which accepted a buyout from Harris Corporation in early February at a significant premium to its previous trading price.  Another portfolio holding, Zep Inc., also accepted a buyout in the first half of the year after it agreed to be acquired by an affiliate of New Mountain Capital, L.L.C.

The strength in these sectors was offset by weakness in the Consumer Discretionary and Health Care sectors.  Consumer Discretionary was uncharacteristically weak due to the poor performance of Tribune Publishing Co., Lands’ End, Inc., and FTD Companies, Inc.  Tribune was particularly disappointing as the company reported surprisingly weak earnings as expected cost cuts were slow to be initiated.  Within two days of reporting earnings, the Company made a large acquisition of a San Diego newspaper at a price that Wall Street felt was inflated.  After communications with management, we have decided to lower our weighting.  Lands’ End also reported disappointing results as this year’s sales were matched up against very strong results due to the cold winter in 2014.  Finally, FTD reported a disappointing quarter due to difficulty in integrating a large acquisition and the calendar change of Valentine’s Day to a weekend this year.  We sold some FTD on the news and have repurchased as it appears, based on discussions with management, that business is back on track.

The Fund’s relative performance was also hurt by very strong performance in the Health Care sector, particularly drugs and biotech stocks which were up more than 30% in the first half alone.  The valuations of these sectors are very high and in many cases have no earnings and thus the fund had little exposure to this industry.

The strength in higher risk stocks such as biotech and small cap drug companies coupled with the underperformance of higher quality small cap companies – those with top quartile returns on equity - has gotten to a level that has historically suggested the small cap market is set up for a reversal of performance leadership.  Going forward, we expect small cap companies with established track records should begin to outperform.  In addition, recent surveys show a preponderance of bearishness, particularly amongst private investors.  This has historically been a very good sign for future returns over the next six to twelve months.  Finally, a number of companies are in the process of spinning off certain divisions at what look to be reasonable valuations.  We are again finding opportunities in equity spin-offs as well as in underfollowed stocks and franchise companies.  We will continue to be disciplined in applying the investment process that has worked over a variety of economic conditions in the past.

INTRODUCTION

LETTER TO SHAREHOLDERS (CONTINUED)

ANCORA MICROCAP FUND

During the first half of 2015, the Ancora Microcap Fund Class I shares returned 1.48% and the Class C shares returned 1.12% , lagging the return of the Russell Microcap benchmark, which was up 6.03%. A significant portion of the underperformance can be attributed to the significant gains in many small biotech companies. As an example, the NASDAQ biotech index (NBI) was up 21.6% for the first half.

While we never like to lag the index, we recognize that there are times when sticking to our discipline of value and financial strength will prevent us from exposure to what may temporarily be a hot group.

Nevertheless for the last 12 months, which includes our strong period in the second half of last year, our return was 11.71% for the Class I shares compared to 8.23% for the Russell Microcap Index. Finally, regarding the even more important long term, the Class I shares have a since inception return of 11.64% annually compared to 9.83% for the Russell Microcap Index.

During the first half, the modest positive return can be misleading since the portfolio contained stocks with both significant gains and others with sizeable declines.

On the positive side were stocks including Heska Corp., Natuzzi Spa ADR, Albany Molecular Research, Inc., Jakks Pacific, Inc., and Multi-Fineline Electronix, Inc.. Some other stocks, particularly those related to the energy sector, such as Goodrich Petroleum Corp, Vaalco Energy, Inc., Warren Resources, Inc., and Dawson Geophysical Co. declined precipitously.

While we, of course, believe that all of the current portfolio holdings represent excellent value, we are particularly finding numerous extremely undervalued situations that have exposure to the area of infrastructure investment. Since we believe this area will have several economic tailwinds over the next few years, we are happy to be able to obtain exposure at attractive valuation levels.

ANCORA SPECIAL OPPORTUNITY FUND

The Ancora Special Opportunity Fund produced a total return of 2.16% for the Class I shares and 1.82% for the Class C shares through the first half of 2015.  The Wilshire 5000, during this same period, produced a total return of 1.68%.

The Fund is intended to present the investor with a total portfolio approach, that is to say, it will consist of large capitalization, mid-capitalization and small capitalization companies with both value and growth characteristics. As such, the expectation is that it will draw little investment interest from institutional investors, but cover a wide range of market opportunities for the individual investor.

In addition, Ancora Special Opportunities will seek out investments with unusual potential rather than trying to mimic the return of the S&P 500 Index, or any other index

INTRODUCTION

LETTER TO SHAREHOLDERS (CONTINUED)

for that matter. In the past your Fund has had periods in which it substantially outperformed the market (2009) or has underperformed as well (2008).

During the first half of 2015, the shares of PowerSecure International, Inc. performed especially well. PowerSecure’s business is providing energy technologies to electric utilities and large industrial customers. One of our smaller positions, Nevada Gold and Casinos, Inc. is the owner of 10 small casinos in Washington and South Dakota, a segment quite distinct from Las Vegas where revenues seem to be declining. Nevada Gold and Casinos began generating positive cash flow during the first half of 2015, and it appears to be moving forward with continued cost cutting and revenue enhancement programs.

Downside pressure seemed to come from several areas of the portfolio. Neuberger Berman Real Estate Secs Income Fund has struggled as shares of REITs were clearly in decline.  This Neuberger Berman position is a closed-end fund which sells at a substantial discount from its net asset value. Additionally, shares of Alcoa declined during this period in spite of the fact that aluminum production was trending up, and at the same time, Alcoa began focusing on less commodity-like and more value added production.

Richard A Barone

Chairman

ANCORA INCOME FUND

INVESTMENT OBJECTIVE:

THE ANCORA INCOME FUND SEEKS TO PROVIDE INVESTORS A HIGH LEVEL OF CURRENT INCOME WITH A SECONDARY OBJECTIVE OF CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman Emeritus, Ancora Advisors

_________________________

NET ASSETS:

$28.4 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANICX

CLASS I – AAIIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $5,000

CLASS I – $5,000

* As of June 30, 2015

TOP HOLDINGS: JUNE 30, 2015 (d)
NAME	% OF NET ASSETS
First American Funds Government Obligation Class Y	6.03%
Eaton Vance Tax-Advantaged Bond	4.99%
MFS Intermediate Income Trust	4.88%
Franklin Limited Duration Income Trust	4.79%
BlackRock Credit Allocation Income Trust IV	4.77%
Wells Fargo Advantage Multi-Sector Income Fund	4.77%
The GDL Fund Series B 3/26/18 - 3.0%	4.42%
BlackRock Ltd. Duration Income Trust	3.73%
Gabelli Dividend & Income Trust Pfd A - 5.875%	3.44%
State Street Corp. 6% 12/31/49 Pfd	2.95%

SECTOR DIVERSIFICATION: JUNE 30, 2015 (d)
NAME	% OF NET ASSETS
Closed-End Income Funds	34.50%
Direct Trust Certificates	24.77%
REIT Senior Securities	13.41%
Traditional Preferred	11.05%
Closed-End Fund, Senior Securities	10.12%
Money Market Fund	6.03%
Other	0.12%

TOTAL RETURNS: JUNE 30, 2015 (d)
	YTD 2015	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEP (a)
ANCORA INCOME FUND - C(b)	1.54%	2.26%	3.65%	5.74%	4.80%
ANCORA INCOME FUND - I(b)	1.83%	2.97%	4.35%	6.26%	5.16%
BARCLAY’s AGG. INDEX(c)	-0.10%	1.85%	1.83%	3.19%	4.36%

a)

Inception data reflects the annualized return since 1/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.

c)

The Barclay’s Aggregate Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA INCOME FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment
Ancora Income Fund - Class I
Barclay Agg. Index
in $1,000's
1,875
1,775
1,675
1,575
1,475
1,375
1,275
1,175
1,075
975
875
Incep *
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dec-08
Jun-09
Dec-09
Jun-10
Dec-10
Jun-11
Dec-11
Jun-12
Dec-12
Jun-13
Dec-13
Jun-14
Dec-14
Jun-15

* Inception: 1/5/04

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2015. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

	Shares	Value
Corporate Bond Trust Certificates - 24.77%

Direct Trust Certificates - 24.77%
Affiliated Managers Group, Inc. Sr Nt Exp 10/15/22 - 5.250%	19,534	$ 492,843
Ares Capital Corp. Sr Nt 10/1/22 - 5.875%	32,000	810,240
Capitala Finance Corp. 7.125% - 6/16/21 Pfd	25,000	642,750
Colony Capital, Inc. 7.125% 12/31/49 Pfd	14,000	325,640
Hercules Technology Growth Cap Sr NT 9/30/19 - 7.000%	17,500	443,275
KKR Financial Holdings Pfd Ser A - 7.375%	15,000	391,800
Main Street Capital Corp. - 6.125% 4/1/23 Series	30,060	754,506
Merrill Lynch Preferred D - 7.000%	12,000	306,240
MVC Capital, Inc. 1/15/23 Series - 7.250%	30,000	747,600
Saratoga Investment Corp. 5/31/20 - 7.500%	32,000	808,320
THL Credit, Inc. 6.750% 11/15/21 Pfd	12,000	303,960
Torchmark Corp. 12/15/52 - 5.875%	28,000	707,602
Triangle Capital Corp. 6.375% 3/15/22 Pfd	12,000	308,400
		7,043,176

TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $6,988,357)		7,043,176

Investment Companies - 44.62%

Closed-End Income Funds - 34.50%
Aberdeen Asia-Pacific Income Fund, Inc.	115,000	570,400
BlackRock Credit Allocation Income Trust IV	107,000	1,355,690
BlackRock Ltd. Duration Income Trust	70,000	1,060,500
Eaton Vance Tax-Advantaged Bond	110,000	1,419,000
Franklin Limited Duration Income Trust	117,000	1,363,050
Managed High Yield Pus Fund, Inc.	140,000	250,600
MFS Intermediate Income Trust	300,000	1,386,000
Nuveen Multi-Market Income Fund	33,000	237,848
Strategic Global Income Fund, Inc.	3,103	25,661
Wells Fargo Advantage Multi-Sector Income Fund	107,000	1,354,620
Western Asset/Claymore Inflation-Linked Opportunity	70,000	783,300
		9,806,669

Closed-End Funds, Senior Securities - 10.12%
Gabelli Dividend & Income Trust Preferred A - 5.875%	38,500	978,285
Gabelli Equity Trust, Inc. Ser D - 5.875% Pfd	15,000	384,000
Gabelli Healthcare - 5.875% Series B Pfd	10,000	257,076
The GDL Fund Series B 3/26/18 - 3.000% (a)	25,000	1,256,748
		2,876,109

TOTAL INVESTMENT COMPANIES (Cost $12,967,835)		12,682,778

See accompanying notes which are an integral part of the financial statements

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)

	Shares	Value
Traditional Preferred- 11.05%
Banc of California, Inc., 7.375% 12/31/49	7,000	$ 182,700
Capital One Financial Corp. Series C - 6.250% Pfd	12,000	300,720
Citigroup, Inc. Cum Pfd Ser L - 6.875%	16,000	422,720
Kayne Anderson MLP Investment Co. Pfd Shs 4/1/19 - 4.250%	26,500	667,270
Northern Trust Corp. - 5.850% Series C Pfd	28,500	729,030
State Street Corp. - 6.000% 12/31/49 Pfd	33,500	838,505
		3,140,945

TOTAL TRADITIONAL PREFERRED (Cost $3,092,326)		3,140,945

REIT Senior Securities - 13.41%
Apollo Coml Real Estate Pfd Ser A 8.625%	20,000	526,000
Apollo Invt Corp Sr Nts 6.875% Exp 7/15/43	15,000	380,100
Arbor Realty Trust, Inc. 7.375% 5/15/21 Pfd	15,800	391,050
Colony Financial, Inc. 7.500% Series B Pfd	6,200	154,152
Digital Realty Trust, Inc. Preferred Series G	12,000	283,800
Pebblebrook Hotel Tr Pfd Ser C 6.500%	11,900	301,784
Public Storage 6.000% series Z Pfd	25,500	639,540
RAIT Financial Trust 7.125% 8/30/19 Pfd	18,000	446,400
Wells Fargo REIT 6.375% Series A 12/31/49 Pfd	27,000	690,660
		3,813,486

TOTAL REIT SENIOR SECURITIES (Cost $3,638,928)		3,813,486

Money Market Fund - 6.03%
First American Funds Government Obligation Class Y 0.01% (a)	1,713,749	1,713,749
		1,713,749

TOTAL MONEY MARKET FUND (Cost $1,713,749)		1,713,749

TOTAL INVESTMENTS (Cost $28,401,195) 99.88%		28,394,134

Other Assets in Excess of Liabilities - 0.12%		34,069

TOTAL NET ASSETS - 100.00%		$28,428,203

See accompanying notes which are an integral part of the financial statements

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2015.

ANCORA/THELEN SMALL-MID CAP FUND

 INVESTMENT OBJECTIVE:

THE ANCORA/THELEN SMALL-MID CAP FUND SEEKS TO OBTAIN CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Dan Thelen

Managing Director - Small-Mid Cap Equities, Ancora Advisors

_________________________

NET ASSETS:

$58.9 MILLION*

_________________________

INCEPTION DATE:

JANUARY 2, 2013

_________________________

TICKERS:

CLASS C – AATCX

CLASS I – AATIX

CLASS S – AATSX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $5,000

CLASS I – $5,000

                CLASS S – $1,500,000

* As of  June 30, 2015

TOP HOLDINGS: JUNE 30, 2015 (d)
NAME	% OF NET ASSETS
United Online, Inc.	3.75%
Fidelity National Financial, Inc.	3.59%
SpartanNash Co.	3.55%
Ally Financial, Inc.	3.41%
TFS Financial Corp.	3.03%
Post Holdings, Inc.	3.01%
Liberty Ventures - Series A	2.59%
Platform Specialty Products Corporation	2.50%
Allegion PLC	2.20%
FTD Companies, Inc.	2.14%
SECTOR DIVERSIFICATION: JUNE 30, 2015 (d)
NAME	% OF NET ASSETS
Consumer Discretionary	34.12%
Financials	19.80%
Information Technology	11.27%
Consumer Staples	9.28%
Industrials	7.30%
Materials	5.82%
Health Care	4.41%
Utilities	3.55%
Telecommunication Services	2.38%
Money Market Fund	1.47%
Energy	0.62%
Other	-0.02%

TOTAL RETURNS: JUNE 30, 2015 (d)
	THREE MONTHS	YTD 2015	ONE YEAR	SINCE INCEP(a)
ANCORA/THELEN SMALL-MID CAP FUND - C (b)	-1.69%	0.53%	1.34%	14.73%
ANCORA/THELEN SMALL-MID CAP FUND - I (b)	-1.53%	0.89%	2.06%	15.65%
ANCORA/THELEN SMALL-MID CAP FUND - S (b)	N/A	N/A	N/A	-2.00%
RUSSELL 2500 INDEX(c)	-0.34%	4.81%	5.92%	17.57%

a)

Inception data reflects the total return since 01/02/13 for Class C and Class I, and 06/19/2015 for Class S.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell 2500 Index, an unmanaged index, consists of 2500 stocks chosen for market size, liquidity, and industry group representation. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase. If you were to purchase the securities that make up this Index, your returns would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA/THELEN SMALL-MID CAP FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment

Ancora\Thelen Small-Mid Cap Fund- Class I
Russell 2500
in $1,000's
1,600
1,500
1,400
1,300
1,200
1,100
1,000
Incep *
Jan-13
Feb-13
Mar-13
Apr-13
May-13
Jun-13
Jul-13
Aug-13
Sep-13
Oct-13
Nov-13
Dec-13
Jan-14
Feb-14
Mar-14
Apr-14
May-14
Jun-14
Jul-14
Aug-14
Sep-14
Oct-14
Nov-14
Dec-14
Jan-15
Feb-15
Mar-15
Apr-15
May-15
Jun-15

* Inception: 1/2/13

The chart above assumes an initial investment of $1,000,000 made on January 2, 2013 (commencement of Fund operations) and held through June 30, 2015. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA/THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

	Shares	Value
Common Stocks - 98.55%

Aerospace & Defense - 0.92%
Vectrus, Inc. (a)	21,668	$ 538,883
		538,883

Airlines - 0.13%
Skywest, Inc.	5,194	78,118
		78,118

Auto Components - 0.92%
Remy International, Inc.	24,420	539,926
		539,926

Building Products - 2.2%
Allegion PLC	21,540	1,295,416
		1,295,416

Capital Markets - 0.52%
Ashford, Inc. (a)	3,506	305,969
		305,969

Chemicals - 4.92%
Platform Specialty Products Corporation (a)	57,550	1,472,129
Rayonier Advanced Materials, Inc.	68,113	1,107,517
The Scotts Miracle-Gro Co.	5,350	316,774
		2,896,420

Commercial Banks - 0.8%
Farmers National Banc Corp. (c)	56,757	468,245
		468,245

Communications Equipment - 0.88%
Polycom, Inc. (a)	45,060	515,486
		515,486

Consumer Finance - 3.41%
Ally Financial, Inc. (a)	89,410	2,005,466
		2,005,466

Diversified Consumer Services - 1.91%
Ascent Capital Group, Inc. - Class A (a)	18,070	772,312
Collectors Universe, Inc.	17,585	350,645
		1,122,957

Diversified Financial Services - 5.67%
Fidelity National Financial, Inc. (a)	137,357	2,112,551
Voya Financial, Inc.	26,400	1,226,808
		3,339,359

See accompanying notes which are an integral part of the financial statements

ANCORA/THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Diversified Telecommunications Services - 2.38%
Cincinnati Bell, Inc. (a)	227,470	$ 868,935
Iridium Communications, Inc. (a)	58,590	532,582
		1,401,517

Electrical Equipment - 1.99%
Babcock & Wilcox Co.	35,750	1,172,600
		1,172,600

Food & Staples Retailing - 3.55%
SpartanNash Co.	64,260	2,091,020
		2,091,020

Food Products - 5.73%
Nomad Holdings Ltd. (a)	18,333	403,325
Post Holdings, Inc. (a)	32,892	1,773,866
Whitewave Foods Co. - Class A (a)	24,459	1,195,556
		3,372,747

Gas Utilities - 3.19%
ONE Gas, Inc.	27,490	1,169,974
South Jersey Industries, Inc.	28,720	710,246
		1,880,220

Health Care Equipment & Supplies - 2.72%
Halyard Health, Inc. (a)	23,330	944,865
Utah Medical Products, Inc.	11,004	656,169
		1,601,034

Health Care Providers & Services - 0.97%
Corvel Corp. (a)	17,906	573,350
		573,350

Hotels, Restaurants & Leisure - 4.09%
Darden Restaurants, Inc.	12,880	915,510
Interval Leisure Group, Inc.	24,295	555,141
Krispy Kreme Doughnuts, Inc. (a)	27,531	530,247
Ruby Tuesday, Inc. (a)	64,391	403,732
		2,404,630

Household Durables - 0.72%
TRI Pointe Homes, Inc. (a)	27,750	424,575
		424,575

IT Services - 3.56%
Blackhawk Network Holdings, Inc. - Class A (a)	20,997	865,076
Lionbridge Technologies, Inc. (a)	58,540	361,192
Science Applications International Corp.	16,450	869,383
		2,095,651

See accompanying notes which are an integral part of the financial statements

ANCORA/THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Independent Power and Renewable Electricity Producers - 0.36%
Talen Energy Corporation Common (a)	12,330	$ 211,583
		211,583

Internet & Catalog Retail - 8.02%
FTD Companies, Inc. (a)	44,588	1,256,936
Lands' End, Inc. (a)	10,540	261,708
Liberty Interactive Corp. - Class A (a)	41,480	1,151,070
Liberty TripAdivsor Holdings, Inc. - Class A (a)	7,190	231,662
Liberty Ventures - Series A (a)	38,890	1,527,210
TripAdvisor, Inc. (a)	3,317	289,043
		4,717,629

Internet Software & Services - 5.52%
Autobytel, Inc. (a)	65,009	1,039,494
United Online, Inc. (a)	140,867	2,207,386
		3,246,880

Leisure Equipment & Products - 1.39%
Nautilus, Inc. (a)	38,025	817,918
		817,918

Leisure Products - 0.98%
Vista Outdoor, Inc. (a)	12,850	576,965
		576,965

Machinery - 0.92%
Timken Co.	14,820	541,967
		541,967

Media - 13.04%
AMC Networks, Inc. Class A (a)	8,535	698,590
Harte-Hanks, Inc.	102,040	608,158
Lamar Advertising Co. Class A	14,760	848,405
Liberty Broadband - C (a)	11,490	587,828
Liberty Media Corp. (a)	3,740	134,790
Liberty Media Corp. - Class C (a)	16,480	591,632
Starz - Liberty Capital Class A (a)	18,590	831,345
Time, Inc.	25,874	595,361
Townsquare Media, Inc. (a)	56,880	772,430
Tribune Media Co. - Class A (a)	21,010	1,121,724
Tribune Publishing Co.	56,798	882,641
		7,672,904

Metals & Mining- 0.89%
TimkenSteel Corp.	19,500	526,305
		526,305

See accompanying notes which are an integral part of the financial statements

ANCORA/THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Multiline Retail - 0.82%
Tuesday Morning Corp. (a)	42,891	$ 483,167
		483,167

Oil, Gas & Consumable Fuels - 0.62%
California Resources Corp. (a)	60,710	366,688
		366,688

Pharmaceuticals - 0.72%
Mallinckrodt PLC (a)	3,580	421,438
		421,438

Real Estate Investment Trusts - 4.06%
Communications Sales & Leasing, Inc.	21,900	541,368
Cyrusone, Inc.	22,390	659,386
New Senior Investment Group, Inc.	46,205	617,761
Rouse Properties, Inc.	35,055	573,149
		2,391,664

Real Estate Management & Development - 0.87%
Alexander & Baldwin, Inc.	12,994	511,964
		511,964

Services - 1.13%
ADT Corp.	19,870	667,036
		667,036

Specialty Retail - 1.67%
CST Brands, Inc.	25,200	984,312
		984,312

Technology Hardware, Storage & Peripheral - 1.31%
NCR Corp. (a)	25,700	773,570
		773,570

Textiles, Apparel & Luxury Goods - 2.02%
Cherokee, Inc.	42,119	1,186,913
		1,186,913

Thrifts & Mortgage Finance - 3.03%
TFS Financial Corp.	106,130	1,785,107
		1,785,107

TOTAL COMMON STOCKS (Cost $49,759,528)		58,007,599

Money Market Fund - 1.47%
First American Funds Government Obligation Class Y 0.01% (b)	867,112	867,112
		867,112

See accompanying notes which are an integral part of the financial statements

ANCORA/THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value

TOTAL MONEY MARKET FUND (Cost $867,112)		$ 867,112

TOTAL INVESTMENTS (Cost $50,626,640) 100.02%		58,874,711

Liabilities In Excess of Other Assets - (0.02)%		(11,101)

TOTAL NET ASSETS - 100.00%		$ 58,863,610

See accompanying notes which are an integral part of the financial statements

(a) Non-Income producing.

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2015.

(c) Adviser owns more than 5% of the outstanding voting shares of the company.

ANCORA MICROCAP FUND

INVESTMENT OBJECTIVE:

THE ANCORA MICROCAP FUND SEEKS TO OBTAIN CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Denis Amato

Managing Director – Microcap Equities, Ancora Advisors

_________________________

NET ASSETS:

$18.0 MILLION*

_________________________

INCEPTION DATE:

SEPTEMBER 2, 2008

_________________________

TICKERS:

CLASS C – ANCCX

CLASS I – ANCIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $5,000

CLASS I – $5,000

* As of  June 30, 2015

TOP HOLDINGS: JUNE 30, 2015 (d)
NAME	% OF NET ASSETS
First American Funds Government Obligation Class Y	10.08%
Lakeland Industries, Inc.	3.76%
Jakks Pacific, Inc.	2.34%
Imation Corp.	2.26%
Albany Molecular Research, Inc.	2.25%
Harris & Harris Group, Inc.	2.23%
Axcelis Technologies, Inc.	2.23%
Digirad Corp.	2.20%
MVC Capital, Inc.	2.16%
John B Sanfilippo & Son, Inc.	1.89%

SECTOR DIVERSIFICATION: JUNE 30, 2015 (d)
NAME	% OF NET ASSETS
Information Technology	25.50%
Consumer Discretionary	21.42%
Financials	12.98%
Health Care	11.63%
Money Market Fund	10.08%
Industrials	9.86%
Consumer Staples	3.50%
Telecommunication Services	1.68%
Energy	1.63%
Materials	1.51%
Other	0.21%

TOTAL RETURNS: JUNE 30, 2015 (d)
	YTD 2015	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEP(a)
ANCORA MICROCAP FUND - C(b)	1.12%	10.81%	18.37%	15.18%	11.05%
ANCORA MICROCAP FUND - I(b)	1.48%	11.71%	19.37%	15.99%	11.64%
RUSSELL MICROCAP INDEX(c)	6.03%	8.23%	19.26%	17.49%	9.83%

a)

Inception data reflects the annualized return since 09/02/08.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell Microcap Index measures the performance of the Microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market. It includes 1,000 of the smallest securities in the small-cap Russell 2000 Index based on a combination of their market cap and current index membership. If you were to purchase the securities that make up this index, your return would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672

ANCORA MICROCAP FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

## Growth of a $1,000,000 Investment

Ancora MicroCap Fund - Class I
Russell Microcap Index
in $1,000's
2,300
2,100
1,900
1,700
1,500
1,300
1,100
900
700
500
Incep *
Oct-08
Dec-08
Feb-09
Apr-09
Jun-09
Aug-09
Oct-09
Dec-09
Feb-10
Apr-10
Jun-10
Aug-10
Oct-10
Dec-10
Feb-11
Apr-11
Jun-11
Aug-11
Oct-11
Dec-11
Feb-12
Apr-12
Jun-12
Aug-12
Oct-12
Dec-12
Feb-13
Apr-13
Jun-13
Aug-13
Oct-13
Dec-13
Feb-14
Apr-14
Jun-14
Aug-14
Oct-14
Dec-14
Feb-15
Apr-15
Jun-15

* Inception: 9/2/08

The chart above assumes an initial investment of $1,000,000 made on September 2, 2008 (commencement of Fund operations) and held through June 30, 2015. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

	Shares	Value
Common Stocks - 89.71%

Aerospace & Defense - 0.28%
Arotech Corp. (a)	20,500	$ 49,405
		49,405

Airlines - 1.59%
Hawaiian Holdings, Inc. Com (a)	12,000	285,000
		285,000

Auto Components - 0.96%
Fuel Systems Solutions, Inc. (a)	23,000	172,040
		172,040

Capital Markets - 5.48%
Calamos Asset Management, Inc. - Class A	16,000	196,000
Harris & Harris Group, Inc. (a)	145,542	400,241
MVC Capital, Inc.	37,972	387,314
		983,555

Chemicals - 1.61%
Landec Corp. (a)	20,000	288,600
		288,600

Commercial Banks - 1.78%
Boston Private Financial Holdings, Inc.	10,000	134,100
LNB Bancorp (e)	10,000	185,000
		319,100

Commercial Services & Supplies - 2.95%
Fuel Tech, Inc. (a)	15,000	32,850
Kimball International, Inc. - Class B	19,000	231,040
Perma-Fix Environmental Services, Inc. (a)	69,957	266,536
		530,426

Communications Equipment - 1.61%
Aviat Networks, Inc. (a)	166,307	209,547
Oclaro, Inc. (a)	35,000	79,100
		288,647

Computers & Peripherals - 2.55%
Imation Corp. (a)	100,072	406,292
Silicon Graphics International Corp. (a)	8,000	51,760
		458,052

Construction & Engineering - 2.35%
Layne Christensen Company (a)	29,257	261,850
Sterling Construction Co., Inc. (a)	40,000	160,000
		421,850

See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Distributors - 1.50%
VOXX International Corp. - Class A (a)	32,596	$ 269,895
		269,895

Diversified Consumer Services - 0.47%
Lincoln Educational Services Corp.	42,000	84,840
		84,840

Diversified Financial Services - 1.36%
Pico Holdings, Inc. (a)	16,570	243,910
		243,910

Diversified Telecommunications - 1.68%
Alaska Communications Systems Group, Inc. (a)	125,981	302,354
		302,354

Electrical Equipment - 0.26%
LSI Industries, Inc.	5,000	46,700
		46,700

Electronic Equipment, Instruments & Components - 11.14%
Deswell Industries, Inc.	22,500	40,500
Electro Scientific Industries, Inc.	55,000	289,850
Frequency Electronics, Inc. (a)	9,100	102,648
Iteris, Inc. (a)	114,028	201,830
Kimball Electronics, Inc. (a)	11,250	164,138
Mace Security International, Inc. (a)(d)(f)	150,000	66,000
Maxwell Technologies, Inc. (a)	35,000	208,950
Multi-Fineline Electronix, Inc. (a)	13,351	291,853
Perceptron, Inc.	12,000	126,720
Planar Systems, Inc. (a)	15,000	65,400
Radisys Corp. (a)	40,000	102,400
Richardson Electronics Ltd.	30,500	246,440
Vicon Industries, Inc.	70,958	94,375
		2,001,104

Energy Equipment & Services - 1.02%
Dawson Geophysical Co.	24,840	116,748
Gulf Island Fabrication Inc.	6,000	67,020
		183,768

Food Products - 1.89%
John B Sanfilippo & Son, Inc.	6,549	339,893
		339,893

See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Health Care Equipment & Supplies - 5.66%
Cryolife, Inc.	13,047	$ 147,170
Digirad Corp.	90,892	394,471
Invacare Corp.	10,000	216,300
RTI Biologics, Inc. Com (a)	40,000	258,400
		1,016,341

Health Care Providers & Services - 2.23%
Cross Country Healthcare, Inc. (a)	20,000	253,600
PDI, Inc. (a)	103,210	147,590
		401,190

Hotels, Restaurants & Leisure - 1.47%
Dover Downs Gaming & Entertainment, Inc. (a)	10,000	9,300
Luby's, Inc. (a)	40,183	194,888
Ruby Tuesday, Inc. (a)	9,500	59,565
		263,753

Household Durables - 4.66%
Emerson Radio Corp.	116,315	134,925
Natuzzi SpA ADR (a)(c)	133,354	285,378
Stanley Funiture Co., Inc. (a)	100,432	298,283
ZAGG, Inc. (a)	15,000	118,800
		837,386

Insurance - 3.39%
Meadowbrook Insurance Group, Inc.	31,000	266,600
State Auto Financial Corp.	7,500	179,625
United Insurance Holdings Corp.	10,500	163,170
		609,395

Internet Software & Services - 2.51%
Monster Worldwide, Inc. (a)	20,000	130,800
Realnetworks, Inc. (a)	59,000	319,190
		449,990

Leisure Products - 4.63%
Callaway Golf Co.	37,500	335,250
Jakks Pacific, Inc.	42,500	420,325
LeapFrog Enterprises, Inc. (a)	54,500	76,300
		831,875

Life Sciences Tools & Services - 2.25%
Albany Molecular Research, Inc. (a)	20,000	404,400
		404,400

See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Machinery - 1.31%
FreightCar America, Inc.	4,000	$ 83,520
MFRI, Inc. (a)	9,000	54,450
Tecumseh Products Co. (a)	39,380	97,269
		235,239

Marine - 0.21%
Euroseas, Ltd. (a)	50,000	38,000
		38,000

Media- 0.85%
Ballantyne Strong, Inc. (a)	32,410	152,003
Ballantyne Strong, Inc. - Rights (a)	10,000	-
		152,003

Metals & Mining- 1.51%
Ampco-Pittsburgh Corp.	4,900	74,088
Endeavour Silver Corp. (a)	55,000	109,450
Universal Stainless & Alloy Products, Inc. (a)	4,500	88,425
		271,963

Oil, Gas & Consumable Fuels - 0.98%
Goodrich Petroleum Corp. (a)	18,000	33,480
Vaalco Energy, Inc. (a)	52,500	112,350
Warren Resources, Inc. (a)	65,000	29,900
		175,730

Pharmaceuticals - 1.48%
Heska Corp. (a)	8,970	266,319
		266,319

Professional Services - 1.47%
Heidrick & Struggles Intl, Inc.	9,000	234,720
RCM Technologies, Inc.	5,080	28,753
		263,473

Semiconductors & Semiconductor Equipment - 5.82%
Amtech Systems, Inc. (a)	22,630	235,126
Axcelis Technologies, Inc. (a)	135,000	399,600
AXT, Inc. (a)	98,950	249,354
Kopin Corp. (a)	15,000	51,750
Rubicon Technology, Inc. (a)	28,000	68,040
Trio Tech International (a)	13,322	40,765
		1,044,635

Software - 1.37%
Telenav, Inc. (a)	30,507	245,581
		245,581

See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Specialty Retail - 1.54%
HHGregg, Inc. (a)	20,019	$ 66,863
Sears Hometown and Outlet Stores, Inc. (a)	22,000	209,000
		275,863

Technology Harware, Storage & Peripheral - 0.50%
TransAct Technologies, Inc.	13,515	90,280
		90,280

Textiles, Apparel & Luxury Goods - 3.75%
Lakeland Industries, Inc. (a)	58,950	674,388
		674,388

Thrifts & Mortgage Finance - 0.98%
Trustco Bank Corp.	25,000	175,750
		175,750

Trading Companies & Distributors - 0.66%
Lawson Products, Inc. (a)	5,040	118,339
		118,339

TOTAL COMMON STOCKS (Cost $13,884,481)		16,111,032

Money Market Fund - 10.08%
First American Funds Government Obligation Class Y 0.01% (b)	1,810,300	1,810,300
		1,810,300

TOTAL MONEY MARKET FUND (Cost $1,810,300)		1,810,300

TOTAL INVESTMENTS (Cost $15,694,781) 99.79%		17,921,332

Other Assets in Excess of Liabilities - 0.21%		36,933

TOTAL NET ASSETS - 100.00%		$ 17,958,265

See accompanying notes which are an integral part of the financial statements

(a) Non-Income producing.

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2015.

(c) ADR - American Depository Receipt

(d) The Ancora Trust Chairman serves on the Board of Directors of this company.

(e) The CEO of Ancora Advisors serves on the Board of Directors for this company.

(f) The Portfolio Manager of this Fund serves on the Board of Directors for this company.

ANCORA SPECIAL OPPORTUNITY FUND

INVESTMENT OBJECTIVE:

THE ANCORA SPECIAL OPPORTUNITY FUND SEEKS TO PROVIDE INVESTORS A HIGH TOTAL RETURN, THROUGH A COMBINATION OF INCOME AND CAPITAL APPRECIATION IN THE VALUE OF ITS SHARES.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman Emeritus, Ancora Advisors

_________________________

NET ASSETS:

$14.0 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANSCX

CLASS I – ANSIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $5,000

CLASS I – $5,000

* As of June 30, 2015

TOP HOLDINGS: JUNE 30, 2015 (d)
NAME	% OF NET ASSETS
First American Funds Government Obligation Class Y	14.27%
Mace Security International, Inc.	7.85%
Zweig Total Return Fund, Inc.	4.62%
Phillps 66	4.02%
Citigroup, Inc.	3.94%
MFS Intermediate Income Trust	3.63%
Centrue Financial Corp.	3.57%
Leucadia National Corp.	3.47%
Alpine Total Dynamic Dividend Fund	3.08%
MVC Capital, Inc.	3.06%
SECTOR DIVERSIFICATION: JUNE 30, 2015 (d)
NAME	% OF NET ASSETS
Investment Companies	27.29%
Financials	24.81%
Information Technology	16.95%
Money Market Fund	14.27%
Energy	6.19%
Consumer Discretionary	4.36%
Materials	3.42%
Industrials	2.93%
Direct Trust Certificate	1.90%
Consumer Staples	1.18%
Health Care	0.98%
Other	-4.28%

TOTAL RETURNS: JUNE 30, 2015 (d)
	YTD 2015	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEP(a)
ANCORA SPECIAL OPP - C(b)	1.82%	0.95%	16.90%	11.57%	6.03%
ANCORA SPECIAL OPP - I(b)	2.16%	1.59%	17.76%	12.24%	6.61%
WILSHIRE 5000 INDEX(c)	1.68%	7.11%	17.48%	17.68%	8.15%

a)

Inception data reflects the annualized return since 01/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Wilshire 5000 Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase. If you were to purchase the securities that make up this index, your returns would be lower once fees and/or commissions are deducted.

d)

Data is Unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672

ANCORA SPECIAL OPPORTUNITY FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

## Growth of a $1,000,000 Investment

Ancora Special Opportunity Fund - Class I
Wilshire 5000 Index
in $1,000's
3,000
2,500
2,000
1,500
1,000
500
Incep *
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dec-08
Jun-09
Dec-09
Jun-10
Dec-10
Jun-11
Dec-11
Jun-12
Dec-12
Jun-13
Dec-13
Jun-14
Dec-14
Jun-15

* Inception: 1/5/04

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2015. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

	Shares	Value
Common Stocks - 58.52%

Banks - 6.86%
Centrue Financial Corp. (a)	33,333	$ 500,000
Independent Bank Corp.	25,000	339,000
Investors Bancorp, Inc.	10,000	123,000
		962,000

Capital Markets - 5.83%
MVC Capital, Inc.	42,000	428,400
Safeguard Scientifics, Inc. (a)	20,000	389,200
		817,600

Communications Equipment - 3.81%
Cisco Systems, Inc.	10,000	274,600
Juniper Networks, Inc.	10,000	259,700
		534,300

Consumer Finance - 2.40%
Ally Financial, Inc. (a)	15,000	336,450
		336,450

Diversified Financial Services - 7.41%
Citigroup, Inc.	10,000	552,400
Leucadia National Corp.	20,000	485,600
		1,038,000

Electrical Equipment - 2.93%
Active Power, Inc. (a)	20,000	40,200
Capstone Turbine Corp. (a)	185,000	75,980
PowerSecure International, Inc. (a)	20,000	295,200
		411,380

Electronic Equipment, Instruments & Components - 11.27%
Corning, Inc.	17,000	335,410
Iteris, Inc (a)	81,000	143,370
Mace Security International, Inc. (a)(c)(d)(f)	2,500,000	1,100,000
		1,578,780

Health Care Technology - 0.98%
Allscripts Healthcare Solutions, Inc. (a)	10,000	136,800
		136,800

Hotels, Restaurants & Leisure - 1.51%
Nevada Gold & Casinos, Inc. (a)	128,000	211,200
		211,200

See accompanying notes which are an integral part of the financial statements

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Metals & Mining - 3.42%
Alcoa, Inc.	25,000	$ 278,750
IAMGOLD Corp. (a)	100,000	200,000
		478,750
Miscellaneous - 0.00%
Contra Softbrands, Inc. (a)	40,000	-
		-

Oil, Gas & Consumable Fuels - 6.19%
Phillps 66	7,000	563,920
StealthGas, Inc. (a)	36,471	246,179
StealthGas, Inc. - Rights (a)	30,000	-
Warren Resources, Inc. (a)	125,000	57,500
		867,599

Personal Products - 1.18%
Stephan Co. (a)(c)	157,000	164,850
		164,850

Semiconductors & Semiconductor Equipment - 0.67%
Micron Technology, Inc. (a)	5,000	94,200
		94,200

Technology Hardware, Storage & Peripherals - 1.20%
Quantum Corp. (a)	100,000	168,000
		168,000

Textiles, Apparel & Luxury Goods - 2.86%
Lakeland Industries, Inc. (a)	35,000	400,400
		400,400

TOTAL COMMON STOCKS (Cost $7,244,357)		8,200,309

Direct Trust Certificates- 1.90%
Star Buk Carriers Corp. 8% 11/15/19 Pfd (a)	12,000	266,160
		266,160

TOTAL DIRECT TRUST CERTIFICATES (Cost $219,491)		266,160

Investment Companies - 29.59%
Alpine Total Dynamic Dividend Fund	50,000	432,000
Boulder Growth & Income Fund, Inc.	50,000	422,000
Cohen & Steers Infrastructure Fund, Inc.	5,000	105,100
Firsthand Technology Value Fund, Inc. (a)	25,000	322,500

See accompanying notes which are an integral part of the financial statements

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Investment Companies - (Continued)
Gabelli Dividend & Income Fund	20,000	$ 416,400
Gabelli Global Deal Fund	27,000	275,130
Madison Covered Call & Equity (a)	5,547	44,265
MFS Intermediate Income Trust	110,000	508,200
Neuberger Berman Real Estate Secs Income Fund	70,000	331,800
RMR Real Estate Income Fund Com	12,000	222,480
Special Opportunities Fund, Inc.	27,500	420,475
Zweig Total Return Fund, Inc.	50,000	647,000
		4,147,350

TOTAL INVESTMENT COMPANIES (Cost $4,161,394)		4,147,350

Money Market Fund - 14.27%
First American Funds Government Obligation Class Y 0.01% (b)	2,000,161	2,000,161
		2,000,161

TOTAL MONEY MARKET FUND (Cost $2,000,161)		2,000,161

TOTAL INVESTMENTS (Cost $13,625,403) 104.28%		14,613,980

Liabilities In Excess of Other Assets - (4.28)%		(600,058)

TOTAL NET ASSETS - 100.00%		$ 14,013,922

See accompanying notes which are an integral part of the financial statements

(a) Non-Income producing.

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2015.

(c) The Ancora Trust Chairman and Portfolio Manager serves on the Board of Directors of this company.

(d) The Portfolio Manager of the MicroCap Fund serves on the Board of Directors for this company.

(e) ADR - American Depository Receipt

(f) Adviser owns more than 5% of the outstanding voting shares of the company.

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES – As of June 30, 2015 (UNAUDITED)

	Ancora Income Fund	Ancora/Thelen Small-Mid Cap Fund	Ancora MicroCap Fund	Ancora Special Opportunity Fund
Assets
Investments in securities:
At Cost	$28,401,195	$ 50,238,217	$15,591,402	$12,485,040
At Fair Value	$28,394,134	$ 58,406,466	$17,670,332	$13,349,130

Investments in Affiliated Securities:
At Cost	$ -	$ 388,423	$ 103,379	$ 1,140,363
At Fair Value	$ -	$ 468,245	$ 251,000	$ 1,264,850

Cash	-	-	500	-
Dividends and interest receivable	108,127	43,643	3,813	12
Receivable for investments sold	119,674	-	-	207,862
Shareholder subscription receivable	44,783	15,292	56,607	8
Prepaid expenses	5,148	10,385	6,294	2,134
Total assets	28,671,866	58,944,031	17,988,546	14,823,996

Liabilities
Payable for investments purchased	200,604	-	-	776,250
Shareholder redemptions payable	-	11,472	-	-
Payable to advisor	19,893	48,037	12,406	11,705
12b-1 fees payable	5,871	1,576	2,645	7,395
Administration fees payable	2,352	4,822	1,491	1,171
Trustee fees payable	490	1,076	324	247
Accrued expenses	14,453	13,438	13,415	13,306
Total liabilities	243,663	80,421	30,281	810,074

Net Assets:	$28,428,203	$ 58,863,610	$17,958,265	$14,013,922
(unlimited number of shares authorized, no par value)

Net Assets consist of:
Paid in capital	28,701,854	49,013,520	14,677,204	12,751,043
Accumulated undistributed net investment income (loss)	(302,699)	157,779	(90,479)	(17,938)
Accumulated net realized gain on:
Investment securities	36,109	1,444,240	1,144,989	292,240
Net unrealized appreciation (depreciation) on:
Investment securities	(7,061)	8,248,071	2,226,551	988,577

Net Assets	$28,428,203	$ 58,863,610	$17,958,265	$14,013,922

See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES – As of June 30, 2015 (UNAUDITED) (CONTINUED)

	Ancora Income Fund	Ancora/Thelen Small-Mid Cap Fund	Ancora MicroCap Fund	Ancora Special Opportunity Fund

Class C:

Net assets applicable to Class C shares	$14,772,260	$ 999,535	$ 865,770	$10,659,969

Shares outstanding (unlimited number of shares	1,795,177	74,747	63,856	1,733,907
authorized, no par value)

Net asset value, offering price, and	$ 8.23	$ 13.37	$ 13.56	$ 6.15
redemption price per share

Minimum Redemption Price Per Share (a) (NAV * 98%)	$ 8.07	$ 13.10	$ 13.29	$ 6.03

Class I:

Net assets applicable to Class I shares	$13,655,943	$ 56,394,506	$17,092,495	$ 3,353,953

Shares outstanding (unlimited number of shares	1,644,059	4,161,263	1,190,459	506,735
authorized, no par value)

Net asset value, offering price, and	$ 8.31	$ 13.55	$ 14.36	$ 6.62
redemption price per share

Minimum Redemption Price Per Share (a) (NAV * 98%)	$ 8.14	$ 13.28	$ 14.07	$ 6.49

Class S:

Net assets applicable to Class S shares		$ 1,469,569

Shares outstanding (unlimited number of shares		107,143
authorized, no par value)

Net asset value, offering price, and		$ 13.72
redemption price per share

Minimum Redemption Price Per Share (a) (NAV * 98%)		$ 13.45

See accompanying notes which are an integral part of the financial statements

(a)The Funds will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

FINANCIAL REVIEW

STATEMENTS OF OPERATIONS – For the six months ended June 30, 2015 (UNAUDITED)

	Ancora Income Fund	Ancora/Thelen Small-Mid Cap Fund	Ancora MicroCap Fund	Ancora Special Opportunity Fund
Investment Income
Dividend income	$ 843,724	$ 468,244	$ 41,264	$ 122,086
Dividend income from Affiliates	-	3,406	600	-
Interest income	60	18	56	48
Total Income	843,784	471,668	41,920	122,134

Expenses
Investment advisor fee	138,173	280,718	81,787	60,187
12b-1 fees
Class C	36,016	4,026	3,234	32,643
Fund accounting expenses	16,436	18,973	13,701	13,701
Transfer agent expenses	5,862	6,980	4,640	4,661
Legal expenses	5,452	4,451	5,452	5,452
Administration expenses	13,817	28,072	8,179	6,018
Insurance expenses	1,098	2,029	786	739
Custodian expenses	3,665	5,958	4,820	4,312
Auditing expenses	6,399	6,266	6,248	6,096
Printing expenses	706	506	705	706
Trustees expenses	2,854	6,225	1,820	1,544
Miscellaneous expenses	3,113	3,952	3,254	3,138
Registration expenses	1,717	6,555	1,776	875
Total Expenses	235,308	374,711	136,402	140,072
Waived Fees	(10,382)	(186)	(4,003)	-
Net Operating Expenses	224,926	374,525	132,399	140,072

Net Investment Income (Loss)	618,858	97,143	(90,479)	(17,938)

Net Realized & Unrealized Gains (Loss)
Net realized gain on investment securities	99,275	1,363,301	733,892	50,276
Net realized gain (loss) on affiliated investment securities	-	-	-	(467)
Net Change in unrealized appreciation (depreciation) on investment securities	(289,096)	(993,038)	(390,998)	123,432
Net realized and unrealized gain (loss) on investment securities	(189,821)	370,263	342,894	173,241
Net increase in net assets resulting from operations	$ 429,037	$ 467,406	$ 252,415	$ 155,303

See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora Income Fund

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2015	December 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$ 618,858	$ 879,372
Net realized gain on investment securities	99,275	395,711
Capital gain distributions from investment companies	-	177,660
Change in net unrealized appreciation (depreciation)	(289,096)	1,129,566
Net increase in net assets resulting from operations	429,037	2,582,309

Distributions
From net investment income, Class C	(470,703)	(786,350)
From net investment income, Class I	(450,854)	(707,983)
From short-term capital gains, Class C	-	-
From short-term capital gains, Class I	-	-
From long-term capital gains, Class C	-	(43,943)
From long-term capital gains, Class I	-	(37,366)
From return of capital, Class C	-	(91,421)
From return of capital, Class I	-	(77,740)
Total distributions	(921,557)	(1,744,803)

Capital Share Transactions - Class C
Proceeds from sale of shares	1,834,606	1,909,836
Shares issued in reinvestment of dividends	160,508	293,971
Shares redeemed	(777,402)	(1,431,732)
	1,217,712	772,075
Capital Share Transactions - Class I
Proceeds from sale of shares	2,645,390	2,157,877
Shares issued in reinvestment of dividends	287,032	579,566
Shares redeemed	(621,126)	(1,238,079)
	2,311,296	1,499,364
Net increase in net assets resulting
from capital share transactions	3,529,008	2,271,439

Total increase in net assets	3,036,488	3,108,945

Net Assets
Beginning of period	$ 25,391,715	$ 22,282,770
End of period	$ 28,428,203	$ 25,391,715
Accumulated undistributed net investment income (loss)	$ (302,699)	$ -

Capital Share Transactions - C Shares
Shares sold	218,633	226,044
Shares issued in reinvestment of distributions	19,147	34,771
Shares repurchased	(92,881)	(169,234)
Net increase from capital share transactions	144,899	91,581

Capital Share Transactions - I Shares
Shares sold	311,407	256,031
Shares issued in reinvestment of distributions	33,955	68,131
Shares repurchased	(73,276)	(144,818)
Net increase from capital share transactions	272,086	179,344

See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora/Thelen Small-Mid Cap Fund

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2015	December 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$ 97,143	$ 530,716
Net realized gain on investment securities	1,363,301	2,285,760
Net realized loss on affiliated investment securities	-	(387,369)
Change in net unrealized appreciation (depreciation)	(993,038)	798,793
Net increase in net assets resulting from operations	467,406	3,227,900

Distributions
From net investment income, Class C	-	(3,056)
From net investment income, Class I	-	(535,538)
From net investment income, Class S	-	-
From short-term capital gains, Class C	-	(875)
From short-term capital gains, Class I	-	(41,026)
From short-term capital gains, Class S	-	-
From long-term capital gains, Class C	-	(36,552)
From long-term capital gains, Class I	-	(1,713,876)
From long-term capital gains, Class S	-	-
From return of capital, Class C	-	-
From return of capital, Class I	-	-
From return of capital, Class S	-	-
Total distributions	-	(2,330,923)

Capital Share Transactions - Class C
Proceeds from sale of shares	101,796	278,035
Shares issued in reinvestment of dividends	-	40,483
Shares redeemed	(264,066)	(223,229)
	(162,270)	95,289
Capital Share Transactions - Class I
Proceeds from sale of shares	3,263,468	11,754,425
Shares issued in reinvestment of dividends	-	2,057,011
Shares redeemed	(1,794,457)	(4,050,772)
	1,469,011	9,760,664
Capital Share Transactions - Class S (a)
Proceeds from sale of shares	1,500,000	-
Shares issued in reinvestment of dividends	-	-
Shares redeemed	-	-
	1,500,000	-
Net increase in net assets resulting
from capital share transactions	2,806,741	9,855,953

Total increase in net assets	3,274,147	10,752,930

Net Assets
Beginning of period	$ 55,589,463	$ 44,836,533
End of period	$ 58,863,610	$ 55,589,463
Accumulated undistributed net investment income (loss)	$ 157,779	$ 60,636

See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora/Thelen Small-Mid Cap Fund (Continued)

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2015	December 31, 2014
Capital Share Transactions - C Shares
Shares sold	7,610	20,775
Shares issued in reinvestment of distributions	-	3,019
Shares repurchased	(19,371)	(17,547)
Net increase (decrease) from capital share transactions	(11,761)	6,247

Capital Share Transactions - I Shares
Shares sold	239,067	884,099
Shares issued in reinvestment of distributions	-	151,921
Shares repurchased	(132,053)	(301,678)
Net increase from capital share transactions	107,014	734,342

Capital Share Transactions - S Shares (a)
Shares sold	107,143	-
Shares issued in reinvestment of distributions	-	-
Shares repurchased	-	-
Net increase from capital share transactions	107,143	-

See accompanying notes which are an integral part of the financial statements

(a) For period June 19, 2015 (commencement of operations) through June 30, 2015.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora MicroCap Fund

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2015	December 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment loss	$ (90,479)	$ (38,320)
Net realized gain on investment securities	733,892	1,609,392
Net realized gain on affiliated investment securities	-	505,344
Change in net unrealized depreciation	(390,998)	(151,117)
Net increase in net assets resulting from operations	252,415	1,925,299

Distributions
From net investment income, Class C	-	-
From net investment income, Class I	-	-
From short-term capital gains, Class C	-	(5,213)
From short-term capital gains, Class I	-	(74,767)
From long-term capital gains, Class C	-	(113,722)
From long-term capital gains, Class I	-	(1,631,094)
From return of capital, Class C	-	-
From return of capital, Class I	-	-
Total distributions	-	(1,824,796)

Capital Share Transactions - Class C
Proceeds from sale of shares	29,333	40,425
Shares issued in reinvestment of dividends	-	118,935
Shares redeemed	(50,263)	(69,141)
	(20,930)	90,219
Capital Share Transactions - Class I
Proceeds from sale of shares	3,670,312	1,617,013
Shares issued in reinvestment of dividends	-	1,675,994
Shares redeemed	(461,451)	(893,268)
	3,208,861	2,399,739
Net increase in net assets resulting
from capital share transactions	3,187,931	2,489,958

Total increase in net assets	3,440,346	2,590,461

Net Assets
Beginning of period	$ 14,517,919	$ 11,927,458
End of period	$ 17,958,265	$ 14,517,919
Accumulated undistributed net investment income (loss)	$ (90,479)	$ -

Capital Share Transactions - C Shares
Shares sold	2,189	2,813
Shares issued in reinvestment of distributions	-	8,882
Shares repurchased	(3,754)	(4,966)
Net increase (decrease) from capital share transactions	(1,565)	6,729

Capital Share Transactions - I Shares
Shares sold	258,877	110,314
Shares issued in reinvestment of distributions	-	118,696
Shares repurchased	(32,468)	(60,923)
Net increase from capital share transactions	226,409	168,087

See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora Special Opportunity Fund

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2015	December 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment loss	$ (17,938)	$ (68,875)
Net realized gain on investment securities	50,276	1,162,646
Net realized gain (loss) on affiliated investment securities	(467)	507,717
Capital gain distributions from investment companies	-	244,607
Change in net unrealized appreciation (depreciation)	123,432	(1,115,061)
Net increase in net assets resulting from operations	155,303	731,034

Distributions
From net investment income, Class C	-	-
From net investment income, Class I	-	-
From short-term capital gains, Class C	-	(200,062)
From short-term capital gains, Class I	-	(88,372)
From long-term capital gains, Class C	-	(1,026,773)
From long-term capital gains, Class I	-	(453,550)
From return of capital, Class C	-	-
From return of capital, Class I	-	-
Total distributions	-	(1,768,757)

Capital Share Transactions - Class C
Proceeds from sale of shares	4,021,454	1,190,993
Shares issued in reinvestment of dividends	-	145,574
Shares redeemed	(366,328)	(444,479)
	3,655,126	892,088
Capital Share Transactions - Class I
Proceeds from sale of shares	190,820	134,075
Shares issued in reinvestment of dividends	-	61,306
Shares redeemed	(134,613)	(77,985)
	56,207	117,396
Net increase in net assets resulting
from capital share transactions	3,711,333	1,009,484

Total increase (decrease) in net assets	3,866,636	(28,239)

Net Assets
Beginning of period	$ 10,147,286	$ 10,175,525
End of period	$ 14,013,922	$ 10,147,286
Accumulated undistributed net investment income (loss)	$ (17,938)	$ -

Capital Share Transactions - C Shares
Shares sold	647,094	173,013
Shares issued in reinvestment of distributions	-	23,864
Shares repurchased	(58,975)	(63,409)
Net increase from capital share transactions	588,119	133,468

Capital Share Transactions - I Shares
Shares sold	28,941	18,399
Shares issued in reinvestment of distributions	-	9,359
Shares repurchased	(20,085)	(10,250)
Net increase from capital share transactions	8,856	17,508

See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Income Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS C SHARES	6/30/2015	12/31/2014	12/31/2013	12/31/2012	12/31/2011	12/31/2010
Selected Per Share Data
Net asset value, beginning of period	$ 8.37	$ 8.08	$ 8.98	$ 8.97	$ 8.93	$ 8.62

Income from investment operations
Net investment income (a)	0.17	0.27	0.26	0.31	0.33	0.38
Net realized and unrealized gain (loss)	(0.04)	0.60	(0.56)	0.30	0.31	0.53
Total from investment operations	0.13	0.87	(0.30)	0.61	0.64	0.91

Less Distributions to shareholders:
From net investment income	(0.27)	(0.49)	(0.35)	(0.60)	(0.55)	(0.38)
From net realized gain	-	(0.03)	-	-	-	-
From return of capital	-	(0.06)	(0.25)	-	(0.05)	(0.22)
Total distributions	(0.27)	(0.58)	(0.60)	(0.60)	(0.60)	(0.60)

Net asset value, end of period	$ 8.23	$ 8.37	$ 8.08	$ 8.98	$ 8.97	$ 8.93

Total Return (b)	1.54% (f)	10.92%	(3.51)%	6.84%	7.40%	10.86%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 14,772	$ 13,817	$ 12,601	$ 14,300	$ 13,131	$ 12,485
Ratio of expenses to average net assets (c)	1.94% (e)	1.95%	1.95%	2.00%	1.97%	1.97%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.94% (e)	1.95%	1.95%	2.01%	1.98%	1.98%
Ratio of net investment income (loss) to
average net assets (c) (d)	4.14% (e)	3.23%	3.00%	3.42%	3.65%	4.34%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	4.14% (e)	3.23%	3.00%	3.41%	3.65%	4.34%
Portfolio turnover rate	37.07% (f)	104.56%	122.34%	116.25%	57.56%	53.48%

See accompanying notes which are an integral part of the financial statements

(a)  Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora/Thelen Small-Mid Cap Fund
	(Unaudited)
	Six Months Ended	Year Ended	Period Ended
CLASS C SHARES	6/30/2015	12/31/2014	12/31/2013 (g)
Selected Per Share Data
Net asset value, beginning of period	$ 13.30	$ 13.07	$ 10.00

Income from investment operations
Net investment income (loss) (a)	(0.02)	0.03	(0.11)
Net realized and unrealized gain	0.09	0.69	3.39
Total from investment operations	0.07	0.72	3.28

Less Distributions to shareholders:
From net investment income	-	(0.04)	-
From net realized gain	-	(0.45)	(0.21)
From return of capital	-	-	-
Total distributions	-	(0.49)	(0.21)

Net asset value, end of period	$ 13.37	$ 13.30	$ 13.07

Total Return (b)	0.53% (f)	5.44%	32.84% (f)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 1,000	$ 1,150	$ 1,049
Ratio of expenses to average net assets (c)	2.07% (e)	2.10%	2.18% (e)
Ratio of expenses to average net assets
before waiver & reimbursement (c)	2.07% (e)	2.10%	2.18% (e)
Ratio of net investment income (loss) to
average net assets (c) (d)	(0.32)% (e)	0.25%	(0.94)% (e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	(0.32)% (e)	0.25%	(0.94)% (e)
Portfolio turnover rate	32.31% (f)	63.63%	46.72% (f)

See accompanying notes which are an integral part of the financial statements

(a)  Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

(g) For period January 2, 2013 (commencement of operations) through December 31, 2013.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora MicroCap Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS C SHARES	6/30/2015	12/31/2014	12/31/2013	12/31/2012	12/31/2011	12/31/2010
Selected Per Share Data
Net asset value, beginning of period	$ 13.41	$ 13.48	$ 10.78	$ 10.05	$ 12.68	$ 9.74

Income from investment operations
Net investment loss (a)	(0.12)	(0.16)	(0.20)	(0.17)	(0.27)	(0.27)
Net realized and unrealized gain (loss)	0.27	2.19	3.96	1.60	(1.44)	3.70
Total from investment operations	0.15	2.03	3.76	1.43	(1.71)	3.43

Less Distributions to shareholders:
From net investment income	-	-	-	-	-	-
From net realized gain	-	(2.10)	(1.06)	(0.70)	(0.92)	(0.49)
Total distributions	-	(2.10)	(1.06)	(0.70)	(0.92)	(0.49)

Net asset value, end of period	$ 13.56	$ 13.41	$ 13.48	$ 10.78	$ 10.05	$ 12.68

Total Return (b)	1.12% (e)	15.11%	35.00%	14.27%	(13.51)%	35.19%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 866	$ 878	$ 791	$ 950	$ 863	$ 1,115
Ratio of expenses to average net assets (c)	2.38% (d)	2.46%	2.58%	2.87%	2.78%	3.13%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	2.38% (d)	2.46%	2.58%	2.87%	2.78%	3.13%
Ratio of net investment income (loss) to
average net assets (c)	(1.87)% (d)	(1.13)%	(1.61)%	(1.57)%	(2.22)%	(2.44)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c)	(1.87)% (d)	(1.13)%	(1.61)%	(1.57)%	(2.22)%	(2.44)%
Portfolio turnover rate	10.44% (e)	34.39%	23.02%	27.30%	11.42%	36.36%

See accompanying notes which are an integral part of the financial statements

(a)  Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Annualized

(e) Not Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Special Opportunity Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS C SHARES	6/30/2015	12/31/2014	12/31/2013	12/31/2012	12/31/2011	12/31/2010
Selected Per Share Data
Net asset value, beginning of period	$ 6.04	$ 6.70	$ 5.21	$ 4.33	$ 5.04	$ 4.46

Income from investment operations
Net investment loss (a)	(0.02)	(0.06)	(0.10)	(0.06)	(0.01)	(0.07)
Net realized and unrealized gain (loss)	0.13	0.51	1.67	0.94	(0.70)	0.65
Total from investment operations	0.11	0.45	1.57	0.88	(0.71)	0.58

Less Distributions to shareholders:
From net investment income	-	-	-	- (b)	-	-
From net realized gain	-	(1.11)	(0.08)	-	-	-
From return of capital	-	-	-	-	-	-
Total distributions	-	(1.11)	(0.08)	-	-	-

Net asset value, end of period	$ 6.15	$ 6.04	$ 6.70	$ 5.21	$ 4.33	$ 5.04

Total Return (c)	1.82% (g)	6.54%	30.21%	20.40%	(14.09)%	13.00%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 10,660	$ 6,921	$ 6,784	$ 5,452	$ 4,878	$ 5,615
Ratio of expenses to average net assets (d)	2.53% (f)	2.52%	2.59%	2.70%	2.61%	2.64%
Ratio of expenses to average net assets
before waiver & reimbursement (d)	2.53% (f)	2.52%	2.59%	2.70%	2.61%	2.64%
Ratio of net investment income (loss) to
average net assets (d) (e)	(0.50)% (f)	(0.85)%	(1.54)%	(1.25)%	(0.10)%	(1.45)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (d) (e)	(0.50)% (f)	(0.85)%	(1.54)%	(1.25)%	(0.10)%	(1.45)%
Portfolio turnover rate	99.39% (g)	145.11%	113.99%	124.71%	99.12%	97.02%

See accompanying notes which are an integral part of the financial statements.

(a) Net investment income (loss) per share is based on average shares outstanding.

(b) Amount is less than 0.005

(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d) These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(e) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f) Annualized

(g) Not Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Income Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES	6/30/2015	12/31/2014	12/31/2013	12/31/2012	12/31/2011	12/31/2010
Selected Per Share Data
Net asset value, beginning of period	$ 8.44	$ 8.12	$ 8.98	$ 8.98	$ 8.95	$ 8.65

Income from investment operations
Net investment income (loss) (a)	0.20	0.33	0.32	0.34	0.35	0.40
Net realized and unrealized gain (loss)	(0.04)	0.60	(0.55)	0.29	0.31	0.52
Total from investment operations	0.16	0.93	(0.23)	0.63	0.66	0.92

Less Distributions to shareholders:
From net investment income	(0.29)	(0.52)	(0.36)	(0.63)	(0.58)	(0.40)
From net realized gain	-	(0.03)	-	-	-	-
From return of capital	-	(0.06)	(0.27)	-	(0.05)	(0.22)
Total distributions	(0.29)	(0.61)	(0.63)	(0.63)	(0.63)	(0.62)

Net asset value, end of period	$ 8.31	$ 8.44	$ 8.12	$ 8.98	$ 8.98	$ 8.95

Total Return (b)	1.83% (f)	11.64%	(2.71)%	7.19%	7.62%	11.07%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 13,656	$ 11,574	$ 9,682	$ 9,161	$ 7,249	$ 6,756
Ratio of expenses to average net assets (c)	1.28% (e)	1.28%	1.29%	1.75%	1.72%	1.72%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.44% (e)	1.46%	1.45%	1.76%	1.73%	1.73%
Ratio of net investment income (loss) to
average net assets (c) (d)	4.84% (e)	3.88%	3.71%	3.74%	3.88%	4.54%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	4.68% (e)	3.70%	3.55%	3.73%	3.88%	4.54%
Portfolio turnover rate	37.07% (f)	104.56%	122.34%	116.25%	57.56%	53.48%

See accompanying notes which are an integral part of the financial statements

(a) Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora/Thelen Small-Mid Cap Fund
	(Unaudited)
	Six Months Ended	Year Ended	Period Ended
CLASS I SHARES	6/30/2015	12/31/2014	12/31/2013 (g)
Selected Per Share Data
Net asset value, beginning of period	$ 13.43	$ 13.19	$ 10.00

Income from investment operations
Net investment income (loss) (a)	0.03	0.14	(0.01)
Net realized and unrealized gain	0.09	0.69	3.41
Total from investment operations	0.12	0.83	3.40

Less Distributions to shareholders:
From net investment income	-	(0.14)	-
From net realized gain	-	(0.45)	(0.21)
From return of capital	-	-	-
Total distributions	-	(0.59)	(0.21)

Net asset value, end of period	$ 13.55	$ 13.43	$ 13.19

Total Return (b)	0.89% (f)	6.22%	34.04% (f)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 56,395	$ 54,439	$ 43,787
Ratio of expenses to average net assets (c)	1.32% (e)	1.32%	1.39% (e)
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.32% (e)	1.32%	1.46% (e)
Ratio of net investment income (loss) to
average net assets (c) (d)	0.36% (e)	1.07%	(0.09)% (e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	0.36% (e)	1.07%	(0.17)% (e)
Portfolio turnover rate	32.31% (f)	63.63%	46.72% (f)

See accompanying notes which are an integral part of the financial statements.

(a) Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

(g) For period January 2, 2013 (commencement of operations) through December 31, 2013.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora MicroCap Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES	6/30/2015	12/31/2014	12/31/2013	12/31/2012	12/31/2011	12/31/2010
Selected Per Share Data
Net asset value, beginning of period	$ 14.15	$ 13.99	$ 11.05	$ 10.23	$ 12.83	$ 9.80

Income from investment operations
Net investment loss (a)	(0.08)	(0.04)	(0.08)	(0.12)	(0.21)	(0.22)
Net realized and unrealized gain (loss)	0.29	2.30	4.08	1.64	(1.47)	3.74
Total from investment operations	0.21	2.26	4.00	1.52	(1.68)	3.52

Less Distributions to shareholders:
From net investment income	-	-	-	-	-	-
From net realized gain	-	(2.10)	(1.06)	(0.70)	(0.92)	(0.49)
Total distributions	-	(2.10)	(1.06)	(0.70)	(0.92)	(0.49)

Net asset value, end of period	$ 14.36	$ 14.15	$ 13.99	$ 11.05	$ 10.23	$ 12.83

Total Return (b)	1.48% (e)	16.21%	36.32%	14.89%	(13.13)%	35.90%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 17,092	$ 13,640	$ 11,136	$ 6,629	$ 5,164	$ 4,865
Ratio of expenses to average net assets (c)	1.57% (d)	1.60%	1.60%	2.37%	2.28%	2.61%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.63% (d)	1.71%	1.83%	2.37%	2.28%	2.61%
Ratio of net investment income (loss) to
average net assets (c)	(1.06)% (d)	(0.25)%	(0.58)%	(1.03)%	(1.69)%	(1.99)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c)	(1.11)% (d)	(0.36)%	(0.81)%	(1.03)%	(1.69)%	(1.99)%
Portfolio turnover rate	10.44% (e)	34.39%	23.02%	27.30%	11.42%	36.36%

See accompanying notes which are an integral part of the financial statements

(a) Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(d) Annualized

(e) Not Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Special Opportunity Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES	6/30/2015	12/31/2014	12/31/2013	12/31/2012	12/31/2011	12/31/2010
Selected Per Share Data
Net asset value, beginning of period	$ 6.48	$ 7.06	$ 5.44	$ 4.50	$ 5.21	$ 4.58

Income from investment operations
Net investment income (loss) (a)	0.01	(0.01)	(0.05)	(0.04)	0.02	(0.05)
Net realized and unrealized gain (loss)	0.13	0.54	1.75	0.98	(0.73)	0.68
Total from investment operations	0.14	0.53	1.70	0.94	(0.71)	0.63

Less Distributions to shareholders:
From net investment income	-	-	-	- (b)	-	-
From net realized gain	-	(1.11)	(0.08)	-	-	-
From return of capital	-	-	-	-	-	-
Total distributions	-	(1.11)	(0.08)	-	-	-

Paid in capital from redemption fees

Net asset value, end of period	$ 6.62	$ 6.48	$ 7.06	$ 5.44	$ 4.50	$ 5.21

Total Return (c)	2.16% (g)	7.33%	31.32%	20.97%	(13.63)%	13.76%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 3,354	$ 3,226	$ 3,392	$ 2,999	$ 2,763	$ 3,644
Ratio of expenses to average net assets (d)	1.79% (f)	1.77%	1.84%	2.20%	2.11%	2.15%
Ratio of expenses to average net assets
before waiver & reimbursement (d)	1.79% (f)	1.77%	1.84%	2.20%	2.11%	2.15%
Ratio of net investment income (loss) to
average net assets (d) (e)	0.24% (f)	(0.13)%	(0.76)%	(0.75)%	0.34%	(0.96)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (d) (e)	0.24% (f)	(0.13)%	(0.76)%	(0.75)%	0.34%	(0.96)%
Portfolio turnover rate	99.39% (g)	145.11%	113.99%	124.71%	99.12%	97.02%

See accompanying notes which are an integral part of the financial statements.

(a)  Net investment income (loss) per share is based on average shares outstanding.

(b) Amount is less than 0.005

(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(e) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f) Annualized

(g) Not Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora/Thelen Small-Mid Cap Fund
(Unaudited)
Period Ended
CLASS S SHARES	6/30/2015 (g)
Selected Per Share Data
Net asset value, beginning of period	$ 14.00

Income from investment operations
Net investment income (loss) (a)	0.00
Net realized and unrealized gain (loss)	(0.28)
Total from investment operations	(0.28)

Less Distributions to shareholders:
From net investment income	-
From net realized gain	-
From return of capital	-
Total distributions	-

Net asset value, end of period	$ 13.72

Total Return (b)	(2.00)% (f)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 1,470
Ratio of expenses to average net assets (c)	0.99% (e)
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.40% (e)
Ratio of net investment income (loss) to
average net assets (c) (d)	0.03% (e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	(0.38)% (e)
Portfolio turnover rate	32.31% (f)

See accompanying notes which are an integral part of the financial statements.

(a) Net investment income (loss) per share is based on average shares outstanding.

(b)  Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

(g) For period June 19, 2015 (commencement of operations) through June 30, 2015.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED)

June 30, 2015

NOTE 1. ORGANIZATION

Ancora Income Fund (the “Income Fund”), Ancora/Thelen Small-Mid Cap Fund (the “Small-Mid Cap Fund”), Ancora MicroCap Fund (the “MicroCap Fund”), and Ancora Special Opportunity Fund (the “Special Opportunity Fund”), (each, a “Fund” and collectively, the “Funds”) are each a separate series of Ancora Trust (the “Trust”), an Ohio business trust under a Declaration of Trust dated August 20, 2003. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series. The Income Fund’s investment objective is to obtain a high level of income, with a secondary objective of capital appreciation. The Small-Mid Cap Fund’s investment objective is to obtain capital appreciation. The MicroCap Fund’s investment objective is to obtain capital appreciation. The Special Opportunity Fund’s investment objective is obtaining a high total return through a combination of income and capital appreciation in the value of its shares.  Each Fund is an “open-end” management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a “diversified” company as defined in the 1940 Act.  The Board of Trustees (the “Board”) of the Trust has authorized that shares of the Funds may be offered in three classes: Class C, Class I (formerly Class D) and Class S. Class S shares are currently offered in the Ancora/Thelen Small-Mid Cap Fund only. Class C, Class I and Class S shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class. Class C shares are a no-load share class. Class S and Class I shares are offered continuously at net asset value. Class C shares are subject to distribution and shareholder service fees. Class I and Class S shares are subject to a contractual limit on total operating expenses. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. The investment advisor of the Funds is Ancora Advisors LLC (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Use Of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year.  Actual results could differ from those estimates.

Federal Income Taxes - The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2015

provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2014), or expected to be taken in the Funds’ 2015 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal; however the Funds’ are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of and during the six months ended June 30, 2015, the Funds’ did not have a liability for any unrecognized tax benefits. The Funds’ recognize interest and penalty, if any, related to recognized tax benefits or income tax expense on the Statements of Operations. During the six months ended June 30, 2015, the Funds’ did not incur any interest or penalties.

Distributions To Shareholders – The Income Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis.  The Special Opportunity Fund, MicroCap Fund, and Small-Mid Cap Fund intend to distribute substantially all of their net investment income, if any, as dividends to their shareholders on at least an annual basis.  Distributions to shareholders are recorded on the ex-dividend date.  All the Funds intend to distribute their net realized long term capital gains and net realized short term capital gains, if any, at least once a year.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused by differences in the timing and recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, the results of operations, or net asset value per share of a fund.

Other - The Funds follow industry practice and record security transactions based on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2015

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

NOTE 3. SECURITIES VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the fund. The money market securities will be categorized as Level 1 within the fair value hierarchy.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2015

Equity securities (common stocks including real estate investment trusts, senior securities, direct trust certificates, traditional preferred securities, investment companies, and corporate bond trust certificates) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees. Manually priced securities held by the Funds (if any) are reviewed by the Board of Trustees on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 within the fair value hierarchy.

Fixed income securities - Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair value of such securities. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as Level 2 within the fair value hierarchy.

The following table summarizes the inputs used to value each Fund’s assets measured at fair value as of June 30, 2015:

Ancora Income Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Corporate Bond Trust Certificates	$ 7,043,176	$ -	$ -	$ 7,043,176
Traditional Preferred	3,140,945	-	-	3,140,945
Investment Companies	12,682,778	-	-	12,682,778
REIT Senior Securities	3,813,486	-	-	3,813,486
Money Market Fund	1,713,749	-	-	1,713,749
Total	$ 28,394,134	$ -	$ -	$ 28,394,134

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2015

Ancora/Thelen Small-Mid Cap Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 58,007,599	$ -	$ -	$ 58,007,599
Money Market Fund	867,112	-	-	867,112
Total	$ 58,874,711	$ -	$ -	$ 58,874,711

Ancora MicroCap Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 16,111,032	$ -	$ -	$ 16,111,032
Money Market Fund	1,810,300	-	-	1,810,300
Total	$ 17,921,332	$ -	$ -	$ 17,921,332

Ancora Special Opportunity Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 8,035,459	$ 164,850	$ -	$ 8,200,309
Direct Trust Certificates	266,160	-	-	266,160
Investment Companies	4,147,350	-	-	4,147,350
Money Market Fund	2,000,161	-	-	2,000,161
Total	$ 14,449,130	$ 164,850	$ -	$ 14,613,980

* The Funds did not hold any Level 3 assets during the six months ended June 30, 2015. For more detail on the investments in securities please refer to the Schedule of Investments. The Funds did not hold any derivative investments at any time during the six months ended June 30, 2015. There were no transfers into and out of Levels 1 and 2 during the current period presented. It is the Funds' policy to recognize transfers into and out of Levels 1 and 2 at the end of the reporting period.

The following table sets forth a summary of the changes in the fair value of each Fund’s investments in affiliated issuers for the six months ended June 30, 2015:

Ancora/Thelen Small-Mid Cap Fund

Autobytel, Inc. *	Investments
Balance Beginning at December 31, 2014	$ 708,598
Net Realized Gain/(Loss) on Sale of Investments	-
Net Change in Unrealized Depreciation on Investments Held at Year End	330,896
Net Purchases	-
Net Sales	-
Balance End at June 30, 2015	$ 1,039,494

Farmers National Banc Corp.	Investments
Balance Beginning at December 31, 2014	$ 473,921
Net Realized Gain/(Loss) on Sale of Investments	-
Net Change in Unrealized Appreciation on Investments Held at Year End	(5,676)
Net Purchases	-
Net Sales	-
Balance End at June 30, 2015	$ 468,245
Ancora MicroCap Fund

Mace Security International, Inc.	Investments
Balance Beginning at December 31, 2014	$ 57,000
Net Realized Gain/(Loss) on Sale of Investments	-
Net Change in Unrealized Depreciation on Investments Held at Year End	9,000
Net Purchases	-
Net Sales	-
Balance End at June 30, 2015	$ 66,000

LNB Bancorp	Investments
Balance Beginning at December 31, 2014	$ 180,300
Net Realized Gain/(Loss) on Sale of Investments	-
Net Change in Unrealized Appreciation on Investments Held at Year End	4,700
Net Purchases	-
Net Sales	-
Balance End at June 30, 2015	$ 185,000

Ancora Special Opportunity Fund

Mace Security International, Inc.	Investments
Balance Beginning at December 31, 2014	$ 950,000
Net Realized Gain/(Loss) on Sale of Investments	-
Net Change in Unrealized Depreciation on Investments Held at Year End	150,000
Net Purchases	-
Net Sales	-
Balance End at June 30, 2015	$ 1,100,000

Stephan Co.	Investments
Balance Beginning at December 31, 2014	$ 248,000
Net Realized Gain/(Loss) on Sale of Investments	(467)
Net Change in Unrealized Appreciation on Investments Held at Year End	(79,010)
Net Purchases	-
Net Sales	(3,673)
Balance End at June 30, 2015	$ 164,850

* Not affiliated at June 30, 2015.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2015

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust retains Ancora Advisors LLC to manage the Funds’ investments.  As an affiliated member of the Advisor, Richard A. Barone, Chairman of the Trust, is regarded to control the Advisor for purposes of the 1940 Act.  Under the terms of the Investment Advisory Agreement, (the “Agreement”), the Advisor manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board.  The Advisor makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions.  As compensation for management services, the Income Fund, Small-Mid Cap Fund, MicroCap Fund and Special Opportunity Fund are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each Fund.  For the six months ended June 30, 2015, the Advisor earned fees of $138,173 from the Income Fund, $280,718 from the Small-Mid Cap Fund, $81,787 from the MicroCap Fund, and $60,187 from the Special Opportunity Fund.  At June 30, 2015, payables to the Advisor were $19,893, $48,037, $12,406, and $11,705 for the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Special Opportunity Fund, respectively.

The Advisor has voluntarily agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Income Fund to 2.00% for Class C shares and 1.285% for Class I shares until at least April 30, 2016, but can be terminated by a vote of the Board of Trustees of the Trust if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2015, the Advisor waived management fees of $10,382 for the Income Fund Class I shares. These waivers may be discontinued at any time. The Advisor has voluntarily agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Small-Mid Cap Fund to 1.39% for Class I shares and 0.99% for Class S shares until at least April 30, 2016, but can be terminated by a vote of the Board of Trustees of the Trust if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2015, the Advisor waived management fees of $186 for the Small-Mid Cap Fund Class S shares. These waivers may be discontinued at any time.  The Advisor has voluntarily agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the MicroCap Fund to 1.60% for Class I shares until at least April 30, 2016, but can be terminated by a vote of the Board of Trustees of the Trust if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2015, the Advisor waived management fees of $4,003 for the MicroCap Fund Class I shares. These waivers may be discontinued at any time. The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee.  No recoupment will occur except to the extent that the Funds' expenses, together with the amount recovered, do not exceed the applicable expense limitation.

The Funds have adopted a Distribution and Shareholder Servicing Plan (each such plan, a “Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares authorized.  The principal activities for which payments will be made include (i) compensation of securities dealers (including America Northcoast Securities, Inc.) and others for distribution services and (ii) advertising.  In addition, each

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2015

of the Funds shall pay service fees pursuant to agreements with dealers (including America Northcoast Securities, Inc.) or other services.  Richard A. Barone, Chairman of the Trust and controlling shareholder of Arch Eagle Group, Inc., the parent company of America Northcoast Securities, Inc., has an indirect financial interest in the operation of the Plan.

For the six months ended June 30, 2015, the fees earned and payable were as follows:

Fund	Annual Rate	Fees Earned	Amount payable at June 30, 2015
Income Fund
Class C	0.50%	$ 36,016	$ 5,871

Small-Mid Cap Fund
Class C	0.75%	$ 4,026	$ 1,576

MicroCap Fund
Class C	0.75%	$ 3,234	$ 2,645

Special Opportunity Fund
Class C	0.75%	$ 32,643	$ 7,395

The Funds have entered into an Administration Agreement with The Ancora Group, Inc., an affiliate of the advisor. Pursuant to the Administration Agreement, each of the Funds will pay an administration fee equal to 0.10% of average net assets of each Fund monthly.  Under the Administration Agreement, The Ancora Group, Inc. will assist in maintaining office facilities, furnish clerical services, prepare and file documents with the Securities and Exchange Commission, coordinate the filing of tax returns, assist with the preparation of the Funds’ Annual and Semi-Annual Reports to shareholders, monitor the Funds’ expense accruals and pay all expenses, monitor the Funds’ sub-chapter M status, maintain the Funds’ fidelity bond, monitor each Funds’ compliance with such Funds’ policies and limitations as set forth in the Prospectus and Statement of Additional Information and generally assist in the Funds’ operations.  For the six months ended June 30, 2015, The Ancora Group, Inc. earned $13,817 from the Income Fund, $28,072 from the Small-Mid Cap Fund, $8,179 from the MicroCap Fund, and $6,018 from the Special Opportunity Fund.  As of June 30, 2015, The Ancora Group, Inc. was owed $2,352, $4,822, $1,491, and $1,171 by the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Special Opportunity Fund, respectively, for administrative services.

The Funds’ Board of Trustees has determined that any portfolio transaction for any of the Funds may be effected through America Northcoast Securities, Inc., if, in the Advisor’s judgment, the use of America Northcoast Securities, Inc. is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, America Northcoast Securities, Inc. charges the Funds a commission rate consistent with those charged by America Northcoast Securities, Inc. to comparable

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2015

unaffiliated customers in similar transactions.  For the six months ended June 30, 2015, America Northcoast Securities, Inc. received commissions on security transactions of $24,163 for the Income Fund and $37,623 for the Special Opportunity Fund.

The Trust retains America Northcoast Securities, Inc. (the “Distributor”), to act as the principal distributor of its shares.  The Distributor is an affiliate of the Adviser and serves without compensation for distribution services other than fees paid to America Northcoast Securities, Inc. under the 12b-1 Plan.

Certain officers or interested trustees of the Trust are also officers or employees of the Advisor or its affiliates. They receive no fee for serving as officers of the Trust.

NOTE 5. INVESTMENTS

For the six months ended June 30, 2015, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Purchases
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	$ 13,055,451	$ 20,399,772	$ 4,179,247	$ 12,204,566

Sales
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	$ 9,502,333	$ 18,068,114	$ 1,520,071	$ 10,506,691

At June 30, 2015, the costs of securities for federal income tax purposes were $28,401,195, $50,626,640, $15,694,781, and $13,625,403 for the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Special Opportunity Fund respectively.

As of June 30, 2015, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Gross Appreciation	$ 561,157	$10,518,712	$ 4,411,169	$ 2,018,951
Gross (Depreciation)	(568,218)	(2,270,641)	(2,184,618)	(1,030,374)
Net Appreciation (Depreciation) on Investments	$ (7,061)	$ 8,248,071	$ 2,226,551	$ 988,577

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2015

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2015 is as follows:

	Income Fund Class C	Income Fund Class I	Small-Mid Cap Fund Class C	Small-Mid Cap Fund Class I	Small-Mid Cap Fund Class S
Ordinary income	$ 470,703	$ 450,854	$ -	$ -	$ -
Short-term capital gain	-	-	-	-	-
Long-term capital gain	-	-	-	-	-
Return of capital	-	-	-	-	-
	$ 470,703	$ 450,854	$ -	$ -	$ -

	MicroCap Fund Class C	MicroCap Fund Class I	Special Opportunity Fund Class C	Special Opportunity Fund Class I
Ordinary income	$ -	$ -	$ -	$ -
Short-term capital gain	-	-	-	-
Long-term capital gain	-	-	-	-
Return of capital	-	-	-	-
	$ -	$ -	$ -	$ -

The tax character of distributions paid during the year ended December 31, 2014 is as follows:

	Income Fund Class C	Income Fund Class I	Small-Mid Cap Fund Class C	Small-Mid Cap Fund Class I
Ordinary income	$ 786,350	$ 707,983	$ 3,056	$ 535,538
Short-term capital gain	-	-	875	41,026
Long-term capital gain	43,943	37,366	36,552	1,713,876
Return of capital	91,421	77,740	-	-
	$ 921,714	$ 823,089	$ 40,483	$ 2,290,440

	MicroCap Fund Class C	MicroCap Fund Class I	Special Opportunity Fund Class C	Special Opportunity Fund Class I
Ordinary income	$ -	$ -	$ -	$ -
Short-term capital gain	5,213	74,767	200,062	88,372
Long-term capital gain	113,722	1,631,094	1,026,773	453,550
Return of capital	-	-	-	-
	$ 118,935	$ 1,705,861	$ 1,226,835	$ 541,922

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2015

Under current law, capital losses and specified gains realized after October 31, and net investment losses realized after December 31, of a fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. As of December 31, 2014, the Small-Mid Cap Fund elected to defer $144,175 of Post-October Capital Losses.

As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Accumulated undistributed ordinary income	$ -	$ 60,636	$ -	$ -
Accumulated undistributed capital gain (capital loss carry forward)	-	499,843	411,097	257,590
Unrealized appreciation (depreciation)	218,869	8,822,205	2,617,549	849,986
	$ 218,869	$ 9,382,684	$3,028,646	$ 1,107,576

NOTE 7. CAPITAL LOSS CARRYFORWARDS

During the year ended December 31, 2014, the Income Fund utilized $512,900 of its capital loss carryforward.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2015, Pershing & Company owned, for the benefit of its customers, the following percentages of the outstanding shares:

Income Fund	94.32%
Small-Mid Cap Fund	60.34%
MicroCap Fund	74.15%
Special Opportunity Fund	98.52%

NOTE 9. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2015

PORTFOLIO HOLDINGS DISCLOSURE POLICY (UNAUDITED)

The Funds’ disclose their portfolio holdings in the following manner:  (i) the funds file complete schedules of portfolio holdings with the Commission for the first and third quarter each year on Form N-Q; (ii) the Funds’ form N-Q are available on the Commission website at http:www.sec.gov and in annual and semi-annual reports to shareholders’ (iii) the Funds’ Form N-Q may be reviewed and copied at the Commission Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; (iv) on the Funds’ internet site www.ancorafunds.com approximately 10 days after the end of each fiscal quarter, which information is current as of the end of such fiscal quarter’ and (v) is available upon request by contacting the Funds in writing or by phone.

PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12 month period ended June 30, is available without charge upon request by (1) calling the Funds at (866) 626-2672; and (2) from the Funds’ documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015. Also, the Example is based on the actual period June 19, 2015 (commencement of investment operations) through June 30, 2015 for the Ancora/Thelen Small Mid-Cap Equity Fund Class S.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED) (CONTINUED)

Ancora Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2015	June 30, 2015	January 1, 2015 to June 30, 2015
Actual
Class C	$1,000.00	$1,015.37	$9.69
Class I	$1,000.00	$1,018.26	$6.43
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,015.17	$9.69
Class I	$1,000.00	$1,018.42	$6.43
*Expenses are equal to the Fund’s annualized expense ratio of 1.94% and 1.285%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ancora/Thelen Small Mid-Cap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2015	June 30, 2015	January 1, 2015 to June 30, 2015
Actual
Class C	$1,000.00	$1,005.26	$10.29
Class I	$1,000.00	$1,008.94	$6.58
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,014.53	$10.34
Class I	$1,000.00	$1,018.25	$6.61

	June 19, 2015	June 30, 2015	June 19, 2015 to June 30, 2015
Actual
Class S	$1,000.00	$980.00	$0.32
Hypothetical (5% Annual Return before expenses)
Class S	$1,000.00	$1,001.32	$0.33

* Expenses are equal to the Fund’s annualized expense ratio of 2.07%, 1.32% and 0.99%, multiplied by the average account value over the period, multiplied by 181/365 for all classes except the Ancora/Thelen Small Mid-Cap Fund Class S shares which is multiplied by 12/365 (to reflect the actual period).

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED) (CONTINUED)

Ancora MicroCap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2015	June 30, 2015	January 1, 2015 to June 30, 2015
Actual
Class C	$1,000.00	$1,011.19	$11.87
Class I	$1,000.00	$1,014.84	$7.84
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,012.99	$11.88
Class I	$1,000.00	$1,017.01	$7.85
* Expenses are equal to the Fund’s annualized expense ratio of 2.38% and 1.57%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ancora Special Opportunity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
Fund	January 1, 2015	June 30, 2015	January 1, 2015 to June 30, 2015
Actual
Class C	$1,000.00	$1,018.21	$12.66
Class I	$1,000.00	$1,021.60	$8.97
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,012.25	$12.62
Class I	$1,000.00	$1,015.92	$8.95
* Expenses are equal to the Fund’s annualized expense ratio of 2.53% and 1.79%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

The Board of Trustees is responsible for managing the Funds’ business affairs and for exercising each Fund’s powers except those reserved for the shareholders. The day-to-day operations of the Funds are conducted by its officers. The following table provides biographical information with respect to each current Trustee and officer of the Funds.

Name, Address and Age	Position(s) Held with the Fund	Term of Office (2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships
Independent Directors:
Raj Aggarwal 7380 Sherman Road Cleveland, OH 44026	Trustee	Since November 15, 2003	Visiting Research Scholar at Federal Reserve Bank of Cleveland since 2013. Frank C. Sullivan Professor of International Business and Finance at University of Akron from 2006 to 2013 and the former Dean of the College of Business Administration. Firestone Chair and P rofessor of Finance at Kent State University from 1999 to the 2006; Mellon Chair in and Professor of Finance at John Carroll University from 1987 to 1999.	5	None.
68

Donald Lerner	Trustee	Since	Consultant to the marking device industry and private investor. Owner of Ace Rubber Company (marking devices) until 1999.	5	None.
200 North Folk Dr., Bentleyville, OH 44022 80		November 15, 2003

Anne Peterson Ogan 115 West Juniper Lane, Moreland Hills, OH 44022,	Trustee	Since November 15, 2003	President of The Proper Analysis Corp. (investment management firm) from 1993 to the present.	5	None.
68

Frank DeFino	Trustee	Since June 2014	President and owner of AJD Holding Co. (private equity firm) from 1976 to the present.	5	None.
2181 Enterprise Parkway Twinsburg, OH 44087 61

Interested Director:
Richard A. Barone (1)	Chairman, Trustee and Portfolio Manager	Since August 2, 2003

Portfolio Manager of the Ancora Funds since 2004; Chairman Emeritus, Director and Portfolio Manager of Ancora Advisors LLC since 2003; Chairman and Director of Arch Eagle Group, Inc. since 2002; Chairman and Director of America Northcoast Securities, Inc. since 2000; Chairman Emeritus and Director of the Ancora Group Inc. since 2010; member of the Executive Committee of the Ancora entities since 2006; Portfolio Manager of Fifth Third Investment Advisors from 2001 to 2003; Chief Executive Officer of Maxus Investment Group (financial services) until 2001; Portfolio Manager of Maxus Income Fund, Maxus Equity Fund and Maxus Aggressive Value Fund until 2001.

				5	The Stephen Company (TSC) Mace Security International (MACE)
6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124
73

(1)  Richard A. Barone is considered an “interested person” as defined in Section 2(a) (19) of the 1940 Act by virtue of his affiliation with the Advisor.

(2) Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

(CONTINUED)

Name, Address and Age	Position(s) Held with the Fund	Term of Office (2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships
Officers:
Joseph M. Spidalieri 6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124 37	Chief Compliance Officer	Since March 1, 2011	Chief Compliance Officer of Ancora Advisors LLC; Director of Compliance of Ancora Securities, Inc. until 2013; Director of Compliance of Ancora Capital Inc. until 2013; Chief Compliance Officer of The Ancora Group Inc.	5	None.
Bradley A. Zucker 6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124 42	Secretary	Since August 2, 2003	Chief Financial Officer of Ancora Advisors LLC; Chief Financial Officer and Director of Ancora Securities, Inc. until 2013; Chief Financial Officer and Director of Ancora Capital Inc. until 2013; Chief Financial Officer and Director of The Ancora Group Inc.; member of the Executive Committee for the Ancora entities	5	None.

(2) Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

DIRECTORS

Richard A. Barone

Raj Aggarwal

Donald Lerner

Anne Peterson Ogan

Frank DeFino

OFFICERS

Richard A. Barone, Chairman and Treasurer

Bradley Zucker, Secretary

Joseph Spidalieri, Chief Compliance Officer

INVESTMENT ADVISOR

Ancora Advisors LLC

6060 Parkland Boulevard, Suite 200
Cleveland, Ohio 44124

DISTRIBUTOR

America Northcoast Securities, Inc.

2000 Auburn Drive, Suite 300
Cleveland, Ohio 44122

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

LEGAL COUNSEL

McDonald Hopkins LLC

2100 Bank One Center

600 Superior Avenue E.

Cleveland, OH 44114

CUSTODIAN

U.S. Bank N.A.

425 Walnut Street

Cincinnati, OH 45202

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

The Funds’ Statement of Additional Information includes additional information about the Funds and is available upon request at no charge by calling the Fund.

Distributed by America Northcoast Securities, Inc. Member FINRA/SIPC

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert . The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity. Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

* Richard A. Barone

Chairman and Treasurer

Date: September 8, 2015

*Print the name and title of each signing officer under his or her signature.